FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Financial assets investments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 25,674,195	$ 27,940,140
Financial assets investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	25,674,195	27,940,140
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	25,092,666	27,353,301
Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	9,250,227	11,417,507
Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	7,519,951	7,057,802
Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,407,723	3,925,114
Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,214,491	3,138,585
Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,700,274	1,814,293
Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	543,210	544,668
Other instruments financial
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	38,319	42,171
Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	12,096,407	11,039,266
Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,274,400	5,967,856
Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	4,725,605	4,260,230
Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	237,234	121,527
Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	84,990	79,035
Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	774,178	610,618
Fair value through profit or loss | Debt instruments | Mortgage-backed securities (TIPS)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	84,301	91,204
Fair value through profit or loss | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	98,853	102,274
Fair value through profit or loss | Other instruments financial
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	38,319	42,171
Fair Value through other comprehensive income, net | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,148,177	7,977,675
Fair Value through other comprehensive income, net | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,437,996	4,694,369
Fair Value through other comprehensive income, net | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,725,722	2,590,622
Fair Value through other comprehensive income, net | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	611,153	123,327
Fair Value through other comprehensive income, net | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	373,306	569,357
Gains (losses) recognized at fair value through OCI	93,264	(164,542)
Fair Value through other comprehensive income, net | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	444,357	442,394
Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,848,082	8,336,360
Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	537,831	755,282
Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	68,624	206,950
Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,559,336	3,680,260
Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,129,501	3,059,550
Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 552,790	$ 634,318